VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—71.7%
Aerospace & Defense—1.1%
AeroVironment, Inc. 0.000%, 7/15/30	$670	$680
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,070	2,370
		3,050

Auto Manufacturers—1.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	2,380	2,719
Biotechnology—2.9%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	1,495	1,658
144A 0.750%, 2/1/33(1)	245	243
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	2,325	2,259
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	770	1,143
144A 0.000%, 12/1/30(1)	1,210	1,255
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	1,185	1,589
		8,147

Commercial Services—2.8%
Affirm Holdings, Inc. 0.750%, 12/15/29	2,295	2,421
Block, Inc. 0.250%, 11/1/27	2,760	2,592
Global Payments, Inc. 1.500%, 3/1/31	1,425	1,279
Shift4 Payments, Inc. 0.500%, 8/1/27	1,935	1,823
		8,115

Computers—9.9%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	1,950	9,547
Parsons Corp. 2.625%, 3/1/29	680	668
Seagate HDD Cayman 3.500%, 6/1/28	480	3,909
Western Digital Corp. 3.000%, 11/15/28	1,150	13,215
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	1,185	1,075
		28,414

Diversified REITs—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	2,545	2,855
Electric Utilities—5.7%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	2,215	2,420
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	4,025	5,850
	Par Value	Value

Electric Utilities—continued
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	$2,155	$2,281
Southern Co. (The) 144A 3.250%, 6/15/28(1)	2,635	2,678
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	3,070	3,202
		16,431

Electronics—1.5%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,010	1,140
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	2,855	3,050
		4,190

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	620	803
Engineering & Construction—0.9%
Granite Construction, Inc. 3.250%, 6/15/30	1,450	2,668
Entertainment—3.4%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	1,565	1,428
IMAX Corp. 144A 0.750%, 11/15/30(1)	1,660	1,854
Live Nation Entertainment, Inc.
2.875%, 1/15/30	5,025	5,596
144A 2.875%, 10/15/31(1)	770	798
		9,676

Financial Services—3.9%
Coinbase Global, Inc.
0.500%, 6/1/26	2,180	2,172
144A 0.000%, 10/1/29(1)(2)	3,545	3,223
Dave, Inc. 144A 0.000%, 4/1/31(1)	1,240	1,513
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	2,150	1,851
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	1,105	1,123
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,120	1,312
		11,194

Ground Transportation—0.1%
Uber Technologies, Inc. 144A 0.000%, 5/15/28(1)	385	420
Health Care REITs—2.2%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	3,590	6,213
Healthcare-Products—2.7%
Alphatec Holdings, Inc. 0.750%, 3/15/30	985	975
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Envista Holdings Corp. 1.750%, 8/15/28	$1,910	$1,900
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	1,415	1,478
Tandem Diabetes Care, Inc. 1.500%, 3/15/29	1,985	2,024
TransMedics Group, Inc. 1.500%, 6/1/28	930	1,223
		7,600

Healthcare-Services—0.8%
Alignment Healthcare, Inc. 4.250%, 11/15/29	1,375	2,274
Industrial REITs—0.6%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	1,745	1,739
Internet—1.2%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	795	1,148
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	1,185	1,130
Uber Technologies, Inc. 0.875%, 12/1/28	1,050	1,284
		3,562

Investment Companies—3.0%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	1,095	1,520
IREN Ltd. 144A 0.000%, 7/1/31(1)	1,970	1,704
Riot Platforms, Inc. 0.750%, 1/15/30	1,265	1,804
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	2,550	3,480
		8,508

Leisure Time—0.8%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	2,495	2,338
Machinery-Construction & Mining—2.3%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	2,720	4,735
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	1,730	1,872
		6,607

Mining—1.0%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	790	941
MP Materials Corp. 144A 3.000%, 3/1/30(1)	625	1,972
		2,913

	Par Value	Value

Miscellaneous Manufacturing—0.7%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	$2,025	$1,904
Office REITs—0.4%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,175	1,099
Oil, Gas & Consumable Fuels—2.5%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	1,610	1,852
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	725	872
Northern Oil & Gas, Inc. 3.625%, 4/15/29	1,765	1,871
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	1,715	2,620
		7,215

Pharmaceuticals—1.6%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	1,105	1,256
Jazz Investments I Ltd. 3.125%, 9/15/30	2,265	3,384
		4,640

Real Estate—0.4%
Compass, Inc. 144A 0.250%, 4/15/31(1)	1,275	1,119
Retail—1.0%
Burlington Stores, Inc. 1.250%, 12/15/27	980	1,594
Freshpet, Inc. 3.000%, 4/1/28	1,005	1,234
		2,828

Semiconductors—5.9%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,060	2,021
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)	1,455	2,559
Microchip Technology, Inc. 0.750%, 6/1/30	2,450	2,674
MKS, Inc. 1.250%, 6/1/30	1,450	2,852
ON Semiconductor Corp. 0.500%, 3/1/29	1,275	1,553
Semtech Corp. 144A 0.000%, 10/15/30(1)	1,430	1,909
Synaptics, Inc. 0.750%, 12/1/31	850	1,045
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	1,810	2,241
		16,854

Software—8.1%
Akamai Technologies, Inc.
0.375%, 9/1/27	3,755	4,159
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
144A 0.250%, 5/15/33(1)	$855	$1,122
BILL Holdings, Inc. 0.000%, 4/1/30(2)	1,705	1,510
Cloudflare, Inc. 0.000%, 8/15/26	2,450	2,846
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	3,470	4,496
Datadog, Inc. 0.000%, 12/1/29	3,410	3,429
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	1,960	2,175
Snowflake, Inc. 0.000%, 10/1/29	265	311
Strategy, Inc. 0.000%, 12/1/29(2)	3,620	3,127
		23,175

Telecommunications—1.3%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	1,840	1,869
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	450	1,754
		3,623

Transportation—0.7%
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)	1,745	1,955
Total Convertible Bonds and Notes (Identified Cost $170,498)		204,848

Corporate Bonds and Notes—17.7%
Aerospace & Defense—0.9%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	535	551
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	850	886
TransDigm, Inc.
144A 6.750%, 1/31/34(1)	550	565
144A 6.125%, 7/31/34(1)	565	566
		2,568

Auto Components—0.1%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	355	352
Automotive Parts & Equipment—0.8%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	565	578
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	535	522
Clarios Global LP 144A 6.750%, 9/15/32(1)	400	409
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	385	402
	Par Value	Value

Automotive Parts & Equipment—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	$405	$410
		2,321

Biotechnology—0.2%
GENMAB A/S 144A 7.250%, 12/15/33(1)	500	521
Building Materials—0.6%
Ameritex Holdco Intermediate LLC 144A 7.625%, 8/15/33(1)	365	379
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	470	473
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	815	827
		1,679

Chemicals—0.3%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	405	417
Chemours Co. (The) 144A 7.875%, 3/15/34(1)	500	512
		929

Commercial Services—1.0%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)	415	419
Deluxe Corp. 144A 8.000%, 6/1/29(1)	270	273
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	505	536
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	660	691
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	565	564
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	485	499
		2,982

Computers—0.5%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	425	435
McAfee Corp. 144A 7.375%, 2/15/30(1)	420	340
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	550	576
		1,351

Containers & Packaging—0.4%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	580	586
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	430	411
		997

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Diversified REITs—0.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	$430	$439
144A 6.250%, 1/15/33(1)	575	584
		1,023

Electric Utilities—0.5%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	700	708
Talen Energy Supply LLC 144A 6.500%, 2/1/36(1)	570	572
		1,280

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc.
144A 6.375%, 3/15/33(1)	265	274
144A 5.500%, 4/15/34(1)	410	409
		683

Entertainment—0.5%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	600	538
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	285	291
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	415	412
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	270	255
		1,496

Environmental Services—0.2%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	385	399
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	265	270
		669

Financial Services—1.2%
Navient Corp. 7.875%, 6/15/32	300	289
OneMain Finance Corp.
7.125%, 11/15/31	270	274
7.125%, 9/15/32	535	543
6.750%, 9/15/33	285	280
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	265	275
144A 6.875%, 2/15/33(1)	280	275
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	280	284
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	550	568
144A 6.375%, 8/1/33(1)	540	547
		3,335

Food & Beverage—0.5%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	500	507
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	$550	$550
144A 6.250%, 10/15/34(1)	270	266
		1,323

Healthcare-Products—0.1%
Insulet Corp. 144A 6.500%, 4/1/33(1)	305	311
Healthcare-Services—0.8%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	575	596
DaVita, Inc. 144A 6.750%, 7/15/33(1)	550	567
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	445	464
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)	680	687
		2,314

Housewares—0.2%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	485	507
Insurance—0.5%
Asurion LLC
144A 8.000%, 12/31/32(1)	270	282
144A 8.375%, 2/1/34(1)	425	419
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	815	819
		1,520

Internet—0.5%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	825	804
Snap, Inc. 144A 6.875%, 3/1/33(1)	280	273
Wayfair LLC 144A 6.750%, 11/15/32(1)	280	283
		1,360

Iron & Steel—0.4%
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	675	682
Commercial Metals Co. 144A 6.000%, 12/15/35(1)	385	385
		1,067

Leisure Time—0.4%
Acushnet Co. 144A 5.625%, 12/1/33(1)	290	291
Carnival Corp. 144A 5.750%, 8/1/32(1)	295	297
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	685	682
		1,270

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Lodging—0.1%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	$300	$304
Media—1.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	215	215
144A 7.375%, 3/1/31(1)	555	562
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	585	596
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	410	417
Nexstar Media, Inc. 144A 7.250%, 4/15/34(1)	545	548
Paramount Global 6.875%, 4/30/36	590	549
Sirius XM Radio LLC 144A 5.875%, 4/15/32(1)	700	688
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	510	530
		4,105

Mining—0.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	395	413
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	215	216
		629

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	535	549
Oil, Gas & Consumable Fuels—1.0%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	430	443
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	535	551
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	305	318
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	430	440
SM Energy Co.
144A 7.000%, 8/1/32(1)	290	298
144A 6.625%, 4/15/34(1)	280	284
Sunoco LP 144A 6.250%, 7/1/33(1)	550	562
		2,896

Pipelines—0.2%
Venture Global LNG, Inc. 144A 7.000%, 1/15/30(1)	270	278
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	345	367
		645

Real Estate—0.2%
Anywhere Real Estate Group LLC 144A 7.000%, 4/15/30(1)	535	535
	Par Value	Value

Retail—0.6%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	$555	$572
Bath & Body Works, Inc. 6.875%, 11/1/35	280	276
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	555	565
Petco Health & Wellness Co., Inc. 144A 8.250%, 2/1/31(1)	380	384
		1,797

Software—0.7%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	550	536
CoreWeave, Inc. 144A 9.000%, 2/1/31(1)	270	268
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	665	692
UKG, Inc. 144A 6.875%, 2/1/31(1)	425	414
		1,910

Telecommunications—1.2%
APLD ComputeCo 2 LLC 144A 6.750%, 3/15/31(1)	430	426
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	570	591
Level 3 Financing, Inc. 144A 8.500%, 1/15/36(1)	670	717
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	415	415
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	695	676
WULF Compute LLC 144A 7.750%, 10/15/30(1)	520	546
		3,371

Transportation—0.7%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	795	835
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	395	413
XPO, Inc. 144A 7.125%, 6/1/31(1)	695	719
		1,967

Total Corporate Bonds and Notes (Identified Cost $50,396)		50,566

	Shares
Convertible Preferred Stocks—11.1%
Aerospace & Defense—2.5%
Boeing Co. (The), 6.000%	78,440	5,663
VSE Corp., 5.750%	30,280	1,400
		7,063

Banks—2.2%
Wells Fargo & Co. Series L, 7.500%	5,355	6,377
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Chemicals—0.8%
Albemarle Corp., 7.250%	28,205	$2,198
Electric Utilities—2.2%
NextEra Energy, Inc., 7.299%	19,540	1,154
PG&E Corp. Series A, 6.000%	70,120	2,949
Southern Co. (The) Series A, 7.125%	44,410	2,311
		6,414

Healthcare Providers & Services—0.9%
BrightSpring Health Services, Inc., 6.750%	15,540	2,456
Semiconductors & Semiconductor Equipment—1.1%
Microchip Technology, Inc., 7.500%	40,275	3,169
Software—1.0%
Oracle Corp. Series D, 6.500%	61,645	3,000
Trading Companies & Distributors—0.4%
QXO, Inc., 5.500%	17,840	1,009
Total Convertible Preferred Stocks (Identified Cost $28,847)		31,686

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(4)(5)	630	—
Total Preferred Stock (Identified Cost $62)		—

Common Stocks—29.0%
Aerospace & Defense—0.3%
L3Harris Technologies, Inc.	1,275	409
RTX Corp.(6)	2,595	457
		866

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	4,080	742
Automobiles—0.4%
Tesla, Inc.(4)(6)	3,315	1,265
Banks—1.5%
CCF Holdings LLC(3)(4)	1,026,972	51
CCF Holdings LLC Class M(3)(4)	219,990	11
Citigroup, Inc.	8,095	1,036
JPMorgan Chase & Co.	4,400	1,378
PNC Financial Services Group, Inc. (The)	3,540	790
Wells Fargo & Co.	12,100	995
		4,261

Beverages—0.4%
Coca-Cola Co. (The)	15,625	1,231
Biotechnology—0.3%
Gilead Sciences, Inc.	5,585	731
	Shares	Value

Broadline Retail—1.5%
Amazon.com, Inc.(4)	16,605	$4,401
Capital Markets—0.8%
Charles Schwab Corp. (The)	6,090	558
Intercontinental Exchange, Inc.	3,665	580
Moody’s Corp.	1,340	619
Morgan Stanley	3,465	660
		2,417

Chemicals—0.2%
Dow, Inc.	6,100	247
Linde plc	880	441
		688

Commercial Services & Supplies—0.3%
Waste Management, Inc.(6)	3,205	745
Communications Equipment—0.4%
Arista Networks, Inc.(4)	2,595	448
Motorola Solutions, Inc.	1,380	606
		1,054

Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	1,260	1,278
Walmart, Inc.	10,420	1,375
		2,653

Electrical Equipment—0.5%
GE Vernova, Inc.	800	866
Rockwell Automation, Inc.	1,550	634
		1,500

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. Class A	3,150	464
Coherent Corp.(4)	1,980	633
		1,097

Entertainment—0.3%
LiveStyle, Inc. (3)(4)(5)	13,574	—
Netflix, Inc.(4)	4,130	386
Take-Two Interactive Software, Inc.(4)	1,768	378
		764

Financial Services—0.8%
Berkshire Hathaway, Inc. Class B(4)	1,745	827
Mastercard, Inc. Class A	2,850	1,433
		2,260

Ground Transportation—0.2%
Old Dominion Freight Line, Inc.	2,315	492
Health Care REITs—0.3%
Ventas, Inc.	8,030	705
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—0.1%
Insulet Corp.(4)	1,105	$190
Healthcare Providers & Services—0.7%
Cardinal Health, Inc.	3,250	627
UnitedHealth Group, Inc.	3,695	1,369
		1,996

Hotels, Restaurants & Leisure—0.2%
Carnival Corp.(6)	24,035	637
Industrial Conglomerates—0.1%
General Electric Co.	1,265	367
Insurance—0.2%
Chubb Ltd.	1,675	548
Interactive Media & Services—3.0%
Alphabet, Inc. Class A	16,852	6,485
Alphabet, Inc. Class C	1,475	563
Meta Platforms, Inc. Class A	2,694	1,648
		8,696

IT Services—0.1%
International Business Machines Corp.	1,105	255
Machinery—1.4%
Caterpillar, Inc.	2,410	2,145
Cummins, Inc.	1,370	920
Parker-Hannifin Corp.	970	882
		3,947

Oil, Gas & Consumable Fuels—1.0%
Devon Energy Corp.	19,485	1,001
Exxon Mobil Corp.	7,350	1,134
Valero Energy Corp.	2,455	620
		2,755

Pharmaceuticals—1.1%
Eli Lilly & Co.	500	467
Johnson & Johnson	8,165	1,877
Merck & Co., Inc.	8,095	884
		3,228

Semiconductors & Semiconductor Equipment—5.4%
Advanced Micro Devices, Inc.(4)	2,390	847
Analog Devices, Inc.	3,085	1,241
Applied Materials, Inc.	3,675	1,450
Broadcom, Inc.(6)	7,725	3,225
Micron Technology, Inc.	2,500	1,293
NVIDIA Corp.(6)	37,383	7,460
		15,516

Software—1.9%
Cadence Design Systems, Inc.(4)	1,355	446
Intuit, Inc.	635	247
Microsoft Corp.	9,264	3,778
	Shares	Value

Software—continued
Oracle Corp.	3,220	$520
Palantir Technologies, Inc. Class A(4)	3,365	468
		5,459

Specialized REITs—0.3%
Equinix, Inc.	845	915
Specialty Retail—0.7%
Home Depot, Inc. (The)	1,690	556
Ross Stores, Inc.	6,125	1,395
		1,951

Technology Hardware, Storage & Peripherals—2.8%
Apple, Inc.	21,785	5,911
Sandisk Corp.(4)	610	669
Western Digital Corp.	3,375	1,467
		8,047

Textiles, Apparel & Luxury Goods—0.2%
Ralph Lauren Corp. Class A	1,830	656
Total Common Stocks (Identified Cost $72,397)		83,035

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/27(3)(4)	363,920	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—129.5% (Identified Cost $322,200)		370,135

Short-Term Investment—5.0%
Money Market Mutual Fund—5.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.543%)(7)	14,210,961	14,211
Total Short-Term Investment (Identified Cost $14,211)		14,211

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—134.5% (Identified Cost $336,411)		384,346

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $33)	(37)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—134.5% (Identified Cost $336,378)	$384,309
Other assets and liabilities, net—(34.5)%	(98,575)
NET ASSETS—100.0%	$285,734
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $153,213 or 53.6% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $7,014.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Bermuda	2
Cayman Islands	1
Canada	1
Netherlands	1
Marshall Islands	1
Total	100%
† % of total investments, net of written options, as of April 30, 2026.

Open written options contracts as of April 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Amazon.com, Inc.	(83)	$(2,573)	$310.00	06/18/26	$(10)
Broadcom, Inc.	(39)	(1,950)	500.00	05/15/26	(1)
Carnival Corp.	(120)	(396)	33.00	05/15/26	(1)
CH Robinson Worldwide, Inc.	(10)	(210)	210.00	05/15/26	(— ) (3)
Merck & Co., Inc.	(40)	(500)	125.00	06/18/26	(2)
Meta Platforms, Inc.	(13)	(936)	720.00	06/18/26	(6)
Microsoft Corp.	(46)	(2,208)	480.00	06/18/26	(8)
NVIDIA Corp.	(190)	(4,465)	235.00	05/15/26	(5)
RTX Corp.	(21)	(441)	210.00	05/15/26	(— ) (3)
Tesla, Inc.	(14)	(679)	485.00	05/15/26	(1)
Waste Management, Inc.	(16)	(400)	250.00	06/18/26	(3)
Total Written Options					$(37)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$204,848	$—	$204,848	$—
Corporate Bonds and Notes	50,566	—	50,566	—
Equity Securities:
Convertible Preferred Stocks	31,686	31,686	—	—
Preferred Stock	—	—	—	— (1)
Common Stocks	83,035	82,973	—	62 (1)
Warrant	—	—	—	— (1)
Money Market Mutual Fund	14,211	14,211	—	—
Total Assets	384,346	128,870	255,414	62
Liabilities:
Other Financial Instruments:
Written Options	(37)	(37)	—	—
Total Liabilities	(37)	(37)	—	—
Total Investments, Net of Written Options	$384,309	$128,833	$255,414	$62

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.